Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,193,360
Previously Paid Amount	0.00
Total Fee Amount	6,612.90
Total Offset Amount	0.00
Net Fee	6,612.90
Narrative - Max Aggregate Offering Price	$ 43,193,360
Final Prospectus	true